DWS Managed Municipal Bond Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Managed Municipal Bond Fund	Sep. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.23%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.83%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.58%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.58%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.58%